Risk management - Derivative financial instruments to transition to alternative benchmarks (Details)	Dec. 31, 2022	Dec. 31, 2021
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	631,636,000,000	489,321,000,000
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | GBP LIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value		822,000,000
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | USD LIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	495,318,000,000	488,499,000,000
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	136,318,000,000
Swaption | USD LIBOR ICE Swap Rate
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	10,810,000,000	10,343,000,000